Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of stock based compensation

	June 30, 2021	December 31, 2020
Warrants	10,000	397,500
Stock Payable	135,616	-
Total	145,616	397,500